Common Stock and Preferred Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended
	Jul. 10, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Jul. 30, 2014	Aug. 19, 2014	Dec. 31, 2013	Apr. 14, 2014
Class of Stock [Line Items]
Common stock, shares authorized		100,000,000	100,000,000				45,000,000
Preferred stock, shares authorized		5,000,000	5,000,000				0
Preferred stock, par value		$ 0.0001	$ 0.0001				$ 0.0001
Proceeds from issuance of shares			$ 69,518
Voting right description			Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company's stockholders.
Redeemable convertible preferred stock, shares authorized			0				33,979,025
Reverse stock split conversion description		The Company effected a 1-for-2.64 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of Redeemable Convertible Preferred Stock.	The Company effected a 1-for-2.64 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of Redeemable Preferred Stock.
Reverse stock split ratio	0.378
Reverse stock split, effective date		Jul. 10, 2014	Jul. 10, 2014
2014 Stock Option Plan [Member]
Class of Stock [Line Items]
Common stock shares, reserved			3,196,228
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued			5,750,000	41,666
Number of common shares issued on conversion of redeemable convertible preferred stock			12,440,205
Common stock, shares authorized					100,000,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					5,000,000
Preferred stock, par value					$ 0.0001
IPO [Member]
Class of Stock [Line Items]
Reverse stock split conversion description			Each share of Redeemable Preferred Stock was convertible into common stock at the option of the stockholder at any time after the date of issuance and were automatically converted into shares of common stock upon the closing of the Company's IPO in July 2014 on a 2.64-for-1 basis.
IPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued					5,000,000
Sale price per share					$ 13.00
Number of common shares issued on conversion of redeemable convertible preferred stock					12,440,205
Proceeds from issuance of shares					57,337
Over-allotment Option [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued						750,000
Sale price per share						$ 13.00
Proceeds from issuance of shares						$ 9,068
Minimum [Member]
Class of Stock [Line Items]
Common stock, shares authorized								45,000,000
Minimum [Member] | Series A, B, C, D and D-1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized								33,979,025
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized								47,500,000
Maximum [Member] | Series A, B, C, D and D-1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized								34,229,025